Line of credit, related party (Details Narrative) - USD ($)			1 Months Ended
	Aug. 14, 2023	Jul. 20, 2023	Apr. 30, 2023	May 31, 2021	Apr. 30, 2021
Starwood Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding principal balance				$ 5,000,000
Debt instrument, maturity date				May 10, 2024
Interest rate				5.00%
Bay Shore Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding principal balance	$ 1,000,000.0	$ 1,100,000		$ 200,000	$ 5,000,000
Issuance of common stock		157,170	1,000,000
Exercise price			$ 5.00
Payment of accrued interest	30,000.00
Payment of accrued interest	$ 0.01
Bay Shore Trust [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate				7.00%
Bay Shore Trust [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate					10.00%